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REICH & TANG
EQUITY FUND, INC.                         600 FIFTH AVENUE, NEW YORK, N.Y. 10020
                                                                  (212) 830-5200
================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of Reich & Tang Equity Fund, Inc. for the period ended June 30, 1999.

The Equity Fund's net asset value per share on June 30, 1999 was $16.15 as compared to $14.56 at December 31, 1998. The Fund registered an increase of 11.0% during the first six months of the year, after adjusting for dividend payments of $0.01 per share. The Fund held 40 companies, with the top ten holdings accounting for 35.6% of total net assets. Equity investments comprised 85.22% of total portfolio assets on June 30, 1999. The Fund had 536 shareholders.

We look forward to continuing to serve your equity investment needs.


Sincerely,

\s\Richard E. Smith III

Richard E. Smith III
Chairman








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
--------------------------------------------------------------------------------
REICH & TANG EQUITY FUND, INC.
STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                                         Value
                                                                                Shares                 (Note 1)
                                                                                ------                  ------
Common Stocks (85.22%)
------------------------------------------------------------------------------------------------------------------------------------
 Apparel (4.87%)
 Fruit of the Loom, Inc.*                                                       87,000          $        848,250
 Jones Apparel Group Inc.*                                                      44,808                 1,537,475
                                                                                                 ---------------
                                                                                                       2,385,725
                                                                                                 ---------------
 Auto Original Equipment (0.79%)
 OEA Inc. *                                                                     43,500                   386,062
                                                                                                 ---------------

 Business Equipment & Supplies (4.71%)
 Reynolds & Reynolds                                                            99,000                 2,307,937
                                                                                                 ---------------

 Business Services (1.97%)
 Modis Professional Services*                                                   70,000                   962,500
                                                                                                 ---------------

 Chemicals (1.69%)
 International Specialty Products*                                              81,000                   825,187
                                                                                                 ---------------

 Computer and Computer Services (1.47%)
 Policy Management Systems*                                                     24,000                   720,000
                                                                                                 ---------------

 Consumer Durables (5.37%)
 Harman International                                                           39,000                 1,716,000
 U.S. Industries                                                                54,000                   918,000
                                                                                                 ---------------
                                                                                                       2,634,000
                                                                                                 ---------------
 Consumer Non-Durables (5.84%)
 Blyth Industries*                                                              33,000                 1,134,375
 Lancaster Colony Corporation                                                   50,000                 1,725,000
                                                                                                 ---------------
                                                                                                       2,859,375
                                                                                                 ---------------
 Converted Paper Products (3.62%)
 Sonoco Products Company                                                        44,500                 1,332,219
 Wausau-Monsinee Paper Corp.                                                    24,600                   442,800
                                                                                                 ---------------
                                                                                                       1,775,019
                                                                                                 ---------------
 Diversified Manufacturing (2.89%)
 GenCorp                                                                        56,000                 1,414,000
                                                                                                 ---------------

 Drugs (1.49%)
 Rexall Sundown*                                                                60,000                   729,375
                                                                                                 ---------------

 Electrical Equipment (1.06%)
 Magnetek Inc.*                                                                 49,000                   517,562
                                                                                                 ---------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                      Value
                                                                                Shares               (Note 1)
                                                                                ------                ------
Common Stocks (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Electronic Components (2.59%)
 General Semiconductor Inc.*                                                   139,000           $    1,268,375
                                                                                                  -------------

 Food Processing (2.03%)
 Universal Foods Corp.                                                          47,000                  992,875
                                                                                                  -------------

 Grocery (1.77%)
 Food Lion, Inc. Class A                                                        73,000                  866,875
                                                                                                  -------------

 Homebuilding (2.13%)
 Walter Industries*                                                             80,700                1,044,056
                                                                                                  -------------

 Industrial Equipment (7.22%)
 Roper Industries Inc.                                                          55,000                1,760,000
 Varian Inc.*                                                                   58,000                  781,188
 Varian Semiconductor Equipment*                                                58,000                  993,250
                                                                                                  -------------
                                                                                                      3,534,438
                                                                                                  -------------
 Industrial Products (5.49%)
 Albany International                                                           20,000                  415,000
 Kaydon Corporation                                                              9,700                  326,162
 Mueller Industries*                                                            39,000                1,323,562
 Thermo Electron Corporation*                                                   31,000                  621,938
                                                                                                  -------------
                                                                                                      2,686,662
                                                                                                  -------------
 Industrial Services (6.03%)
 Harsco Corp.                                                                   60,000                1,920,000
 UNOVA Inc. *                                                                   65,000                1,031,875
                                                                                                  -------------
                                                                                                      2,951,875
                                                                                                  -------------
 Insurance (Prop/Casualty) (1.52%)
 Trenwick Group Inc.                                                            30,200                  744,619
                                                                                                  -------------

 Lodging and Entertainment (1.07%)
 Fairfield Communities*                                                         32,500                  524,063
                                                                                                  -------------

 Medical Equipment (4.42%)
 STERIS Corporation*                                                            36,000                  697,500
 Varian Medical Systems                                                         58,000                1,464,500
                                                                                                  -------------
                                                                                                      2,162,000
                                                                                                  -------------
 Packaging & Containers (2.67%)
 Ball Corporation                                                               31,000                1,309,750
                                                                                                  -------------



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
REICH & TANG EQUITY FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)
================================================================================

                                                                                                         Value
                                                                               Shares                  (Note 1)
                                                                               ------                   ------
Common Stocks (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 Precision Instruments (2.82%)
 Snap-On Tools Inc.                                                            13,000            $       470,438
 Teleflex Inc.                                                                 21,000                    912,188
                                                                                                  --------------
                                                                                                       1,382,626
                                                                                                  --------------
 Refrigeration Systems (5.53%)
 Hussmann International                                                        24,000                    397,500
 York International Corp.                                                      54,000                  2,311,875
                                                                                                  --------------
                                                                                                       2,709,375
                                                                                                  --------------
 Steel (General) (2.68%)
 Allegheny Teledyne, Inc.                                                      58,000                  1,312,250
                                                                                                  --------------

 Textiles (1.48%)
 Burlington Industries Inc.*                                                   80,000                    725,000
                                                                                                  --------------
 Total Common Stocks (Cost $33,773,455)                                                          $    41,731,581
                                                                                                  --------------
                                                                                Face
                                                                               Amount
                                                                               ------
Short-Term Investments (11.48%)
------------------------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements (11.48%)

 Morgan (J.P.) Securities Inc., 4.75%, due 07/01/99
 (Collateralized by $5,990,000, FHLB Discounted Note, 5.823%, due 05/06/09) $ 5,619,000          $     5,619,000
                                                                                                  --------------
 Total Short-Term Investments (Cost $5,619,000)                                                  $     5,619,000
                                                                                                  --------------
 Total Investments (96.70%) (Cost $39,392,455+)                                                       47,350,581
 Cash And Other Assets, Net of Liabilities (3.30%)                                                     1,617,004
                                                                                                  --------------
 Net Assets (100.00%) 3,031,711 shares outstanding (Note 3)                                      $    48,967,585
                                                                                                  ==============
 Net asset value, offering and redemption price per share                                        $         16.15
                                                                                                  ==============

 *   Non-income producing.

+ Aggregate cost for federal income tax purposes is identical. Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $8,689,403 and $731,277 respectively.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

REICH & TANG EQUITY FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)
================================================================================


INVESTMENT INCOME

 Income:
    Dividends...........................................................................   $        258,840
    Interest............................................................................             47,952
                                                                                            ---------------
          Total income..................................................................            306,792
                                                                                            ---------------
 Expenses: (Note 2)
    Investment management fee...........................................................            187,482
    Administration fee..................................................................             46,870
    Distribution expenses...............................................................              4,687
    Custodian fees......................................................................              5,080
    Shareholder servicing and related shareholder expenses..............................             15,467
    Legal, compliance and filing fees...................................................             18,754
    Audit and accounting................................................................             17,964
    Directors' fees and expenses........................................................              6,025
    Other...............................................................................              1,444
                                                                                            ---------------
          Total expenses................................................................            303,773
    Less: Fees waived (Note 2)..........................................................   (         37,761)
          Expenses paid indirectly (Note 2).............................................   (            607)
                                                                                            ---------------
          Net expenses..................................................................            265,405
                                                                                            ---------------
 Net investment income..................................................................             41,387
                                                                                            ---------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain on investments.......................................................          8,505,949
 Net unrealized depreciation of investments.............................................   (      4,218,952)
                                                                                            ---------------
          Net gain on investments.......................................................          4,286,997
                                                                                            ---------------
Increase (decrease) in net assets from operations.......................................   $      4,328,384
                                                                                            ===============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


REICH & TANG EQUITY FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                     Six Months
                                                                                       Ended                  Year
                                                                                   June 30, 1999              Ended
                                                                                    (Unaudited)         December 31, 1998
                                                                                     ---------          -----------------
INCREASE (DECREASE) IN NET ASSETS


 Operations:

   Net investment income.....................................................  $         41,387       $       214,767

   Net realized gain on investments..........................................         8,505,949             9,882,217

   Net change in unrealized appreciation (depreciation) of investments.......  (      4,218,952)     (      9,072,161)
                                                                                ---------------       ---------------
   Increase in net assets from operations....................................         4,328,384             1,024,823

 Distributions from:

   Net investment income.....................................................  (         31,944)     (        214,919)

   Net realized gain on investments..........................................           --           (      9,882,217)

   In excess of net realized gain............................................           --           (        168,629)

 Capital share transactions (Note 3).........................................  (     11,944,831)     (     22,696,457)
                                                                                ---------------       ---------------
   Total increase (decrease).................................................  (      7,648,391)     (     31,937,399)

 Net Assets:

   Beginning of period.......................................................        56,615,976            88,553,375
                                                                                ---------------       ---------------
   End of period (including undistributed net investment income
       of $9,443 and $0, respectively).......................................  $     48,967,585      $     56,615,976
                                                                                ===============       ===============














--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------


REICH & TANG EQUITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.

Reich & Tang Equity Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek growth of capital by investing primarily in equity securities which management of the Fund believes to be undervalued. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last reported sales price on the last business day of the fiscal period. Common stocks for which no sale was reported on that date and over-the-counter securities, are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     d) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Distributions which exceed net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net realized gains and are primarily due to differing treatments for referral of wash sales. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities plus accrued interest are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


REICH & TANG EQUITY FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. ("The Manager") equal to .80% of the Fund's average daily net assets. Effective February 1, 1999 through July 31, 1999, the Manager has voluntarily agreed to reduce its fee to .60% of the Fund's average daily net assets.

During the period ended June 30, 1999, the Manager voluntarily waived management fees of $37,761.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under securities and Exchange Commission Rule 12b-1, the Fund may pay certain costs associated with the distribution of the Fund's shares subject to a limit of 0.05% of the Fund's average net assets.

Brokerage commissions paid during the period to Reich & Tang Distributors, Inc. amounted to $13,940.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $500 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $11,813 paid to Reich & Tang Services, Inc. an affiliate of the Manager as servicing agent for the Fund. Included under the same caption are expense offsets of $607.

3. Capital Stock.

At June 30, 1999 100,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $32,666,115. Transactions in capital stock were as follows:

                                               Six Months Ended                         Year Ended
                                                 June 30, 1999                        December 31, 1998
                                        ------------------------------       -------------------------------
                                            Shares          Amount               Shares            Amount
                                        -------------   --------------       --------------   --------------
 Sold................................       1,777,547   $   25,483,991           3,023,076    $  51,191,834
 Issued on reinvestment of dividends.           2,190           28,475             603,572        8,811,830
 Redeemed............................   (   2,637,600) (    37,457,297)      (   4,869,968)  (   82,700,121)
                                         ------------   --------------        ------------    -------------
 Net increase (decrease).............   (     857,863) ($   11,944,831)      (   1,243,320)  ($  22,696,457)
                                         ============   ==============        ============    =============

4. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $12,019,318 and $27,374,477, respectively. Accumulated undistributed net realized gains at June 30, 1999 amounted to $8,333,901.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================



5. Financial Highlights.
                                            Six Months                       Year Ended December 31,
                                               Ended        -----------------------------------------------------------------
                                           June 30, 1999       1998         1997          1996         1995           1994
                                           -------------    ---------    ---------     ---------     ---------     ----------
Per Share Operating Performance
(for a share outstanding throughout the period)


Net asset value, beginning of period.....    $   14.56     $   17.25    $   18.10     $   17.73     $   15.39     $   17.61
                                               --------      --------     --------      --------      --------      --------
 Income from investment operations:
 Net investment income....................         0.01          0.05         0.11          0.15          0.22          0.24
 Net realized and unrealized
    gains (losses) on investments.........         1.59          0.39         2.38          2.83          4.10          0.05
                                               --------      --------     --------      --------      --------      --------
 Total from investment operations.........         1.60          0.44         2.49          2.98          4.32          0.29
                                               --------      --------     --------      --------      --------      --------
 Less distributions:
 Dividends from net investment income.....    (    0.01)    (    0.05)   (    0.11)    (    0.15)    (    0.22)    (    0.24)
 Distributions from net realized gains....         --       (    3.03)   (    3.23)    (    2.46)    (    1.76)    (    2.27)
 In excess of net realized gain...........         --       (    0.05)         --           --            --            --
                                               --------      --------     --------      --------      --------      --------
 Total distributions......................    (    0.01)    (    3.13)   (    3.34)    (    2.61)    (    1.98)    (    2.51)
                                               --------      --------     --------      --------      --------      --------
 Net asset value, end of period...........    $   16.15     $   14.56    $   17.25     $   18.10     $   17.73     $   15.39
                                               ========      ========    =========      ========      ========      ========
 Total Return.............................        11.0%(a)       2.6%        13.8%         16.9%         28.2%          1.7%
 Ratios/Supplemental Data
 Net assets, end of period (000)..........    $   48,968    $   56,616   $   88,553    $   91,300    $  112,333    $   90,639
 Ratios to average net assets:
    Expenses (net of fees waived)+........         1.14%*        1.19%        1.21%         1.22%         1.15%         1.17%
    Net investment income.................         0.18%*        0.29%        0.56%         0.79%         1.21%         1.35%
    Management fees waived................         0.16%*        --           --            --            --            --
    Expenses paid indrectly...............         --            --           0.01%         0.01%         --            --

 Portfolio turnover rate..................        26.46%        45.79%       29.59%        31.70%        27.69%        25.80%


(a)  Unannualized
*    Annualized
+    Includes expenses paid indirectly





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund"s
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
----------------------------------------------------



Reich & Tang Equity Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services L.P.
     600 Fifth Avenue
     New York, New York 10020






RTEF699S



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














                                             REICH & TANG
                                             EQUITY FUND, INC.





                                                  Semi-Annual Report
                                                    June 30, 1999
                                                      (Unaudited)
















--------------------------------------------------------------------------------

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